Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PvP Table 1: Named Executive Officer “Compensation Actually Paid”1,10
Year	SCT Total Compensation for CEO2,4	Compensation Actually Paid to CEO3,4	Average SCT Total Compensation for Other NEOs3,5	Average Compensation Actually Paid to Other NEOs3	Value of a $100 Investment in Devon Based on Cumulative TSR6,10	Value of a $100 Investment in the Peer Group Based on Cumulative TSR6,7,10	Post-Tax Net Income8,10	CROCE9,10
2025-Gaspar	$12,566	$13,660	$4,518	$4,837	$292	$242	$2.642B	31%
2025-Muncrief	$857	$1,247
2024	$17,040	$6,709	$6,194	$2,599	$163	$157	$2.893B	36%
2023	$14,883	$814	$5,502	$1,204	$226	$152	$3.739B	42%
2022	$14,525	$41,216	$5,374	$12,292	$285	$143	$6.031B	62%
2021-Muncrief	$11,915	$48,059	$4,596	$15,151	$191	$121	$2.808B	39%
2021-Hager	$3,391	$32,289
1 Dollar amounts are shown in thousands, except where otherwise indicated. References to Devon’s CEO are also references to its principal executive officer (PEO) for purposes of this section.
2 “SCT Total” is the Summary Compensation Table’s total for the applicable year.
3 The calculation for “Compensation Actually Paid” is shown in “PvP Table 3”.
4 The CEO for each year is as follows:

2025: Clay M. Gaspar, from March 1st to the end of the year; Richard E. Muncrief, from January 1st to February 28th. After February 28th, Mr. Muncrief assumed the position of Special Advisor until his retirement in April 2025.
2024, 2023, 2022: Richard E. Muncrief.
2021: Richard E. Muncrief, from January 7th to the end of the year; David A. Hager, from January 1st to 6th. After January 6th, Mr. Hager assumed the position of Executive Chair of the Board of Directors until his retirement in early 2023.

5
The other NEOs for each year are as follows:

2025: Dennis C. Cameron, Tana K. Cashion, David G. Harris, John D. Raines, and Jeffrey L. Ritenour.
2024, 2023, 2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

6
“TSR” is Total Shareholder Return including reinvested dividends. It is a measure of finance performance indicating the growth or decline in an investment’s value over a specified period. For 2025, the “Cumulative TSR” is measured from the last trading day of 2020 to the last day of 2025; for 2024, “Cumulative TSR” is measured from the last trading day of 2019 to the last day of 2024; for 2023, “Cumulative TSR” is measured from the last trading day of 2019 to the last trading day of 2023; for 2022, the range is the last trading day of 2019 to the last trading day of 2022; and for 2021, the range is the last trading day of 2019 to the last trading day of 2021. For Devon, Cumulative TSR for 2025, 2024, 2023, 2022, and 2021 was: 192%, 63%, 126%, 185%, and 91%, respectively. For the Peer Group, Cumulative TSR was 142%, 57%, 52%, 43%, and 21% for the same periods.

7
The peer group for 2025, 2024, 2023, and 2022 was the SPDR S&P Oil & Gas Exploration & Production ETF (Symbol: XOP). The 2021 peer group was comprised of APA Corporation, ConocoPhillips, Continental Resources, Diamondback Energy, Inc., EOG Resources, Inc., Marathon Oil Corporation, Ovintiv, Inc., Pioneer Natural Resources Company, and the S&P Midcap 400 Index. Cimarex Energy Co. is excluded from this Cumulative TSR calculation due to its subsequent acquisition, and the S&P Midcap 400 is excluded due to incomparability on a market capitalized basis.

8 Post-Tax Net Income is disclosed in the Comprehensive Statements of Consolidated Earnings of the 2025 Form 10-K as “Comprehensive earnings (loss) attributable to Devon.”

9
Cash Return on Capital Employed (CROCE) is an important financial measure used by the Company to link “compensation actually paid” to Company performance because of the importance of capital efficiency to successful operations in the oil and gas exploration and production industry. In Devon’s annual performance scorecard published in the “Annual Cash Incentives” section of this and prior Proxy Statements, CROCE was weighted as the joint-highest measure of performance on preset annual goals. The Company’s other important financial measures used to link “compensation actually paid” to Company performance are used to calculate Devon’s annual cash incentive and can be found on page 57.

10 The PvP Charts below illustrate the relationship between various performance measures and “Compensation Actually Paid.”
PvP Table 3: Converting Summary Compensation Table Total to “Compensation Actually Paid”1,2,3
			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The Change in the Fair Value from Start to End of the Year for All Stock Awards Outstanding4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2025	CEO-Gaspar	$12,566	$9,634	$0	$10,728	$0	$13,660
	CEO-Muncrief	$857	$0	$0	$390	$0	$1,247
	Other NEO Average	$4,518	$2,312	$13	$2,644	$0	$4,837
2024	CEO	$17,040	$12,398	$0	$2,067	$0	$6,709
	Other NEO Average	$6,194	$4,324	$1	$730	$0	$2,599
2023	CEO	$14,883	$11,422	$0	$(2,647)	$0	$814
	Other NEO Average	$5,502	$4,012	$6	$(279)	$0	$1,204
2022	CEO	$14,525	$10,405	$0	$37,096	$0	$41,216
	Other NEO Average	$5,374	$3,717	$0	$10,635	$0	$12,292
2021	CEO-Muncrief	$11,915	$8,311	$0	$44,455	$0	$48,059
	CEO-Hager	$3,391	$712	$0	$29,610	$0	$32,289
	Other NEO Average	$4,596	$1,881	$0	$12,436	$0	$15,151
1 Dollar amounts are shown in thousands, except where otherwise indicated. Amounts in parentheses are negative. References to Devon’s CEO are also references to its PEO for purposes of this section.
2 The CEO for each year is as follows:

2025: Clay M. Gaspar, from March 1st to the end of the year; Richard E. Muncrief, from January 1st to February 28th. After February 28th, Mr. Muncrief assumed the position of Special Advisor until his retirement in April 2025.
2024, 2023, 2022: Richard E. Muncrief.
2021: Richard E. Muncrief, from January 7th to the end of the year; David A. Hager, from January 1st to 6th. After January 6th, Mr. Hager assumed the position of Executive Chair of the Board of Directors until his retirement in early 2023.

3 The other NEOs for each year are as follows:

2025: Dennis C. Cameron, Tana K. Cashion, David G. Harris, John D. Raines, and Jeffrey L. Ritenour.
2024, 2023, 2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

4
The process for determining the change in fair value under applicable financial accounting standards for stock-based compensation for this exhibit is substantially similar to that used for determining accounting value at the time of grant. For RSAs, the fair value is determined by multiplying the Fair Market Value of the underlying stock by the number of shares granted. For the interim calculations in this table, the product of the shares outstanding multiplied by the stock price at the beginning of the year (or at grant) is subtracted from the same calculation at the end of the year (or at vest). To determine grant value of PSUs, a Monte-Carlo simulation assimilating 10,000 potential outcomes is used. The Monte-Carlo simulation was rerun at the beginning and end of the year covered by this disclosure to create the interim valuations required. The table below reconciles the change in fair value of outstanding stock-based compensation awards for the period covered by this disclosure; amounts are shown in thousands. No awards were forfeited by NEOs during this period. Dividend equivalents earned on grants are included in the fair value of the awards and no other payments were made.

	2025			2024		2023		2022		2021
	CEO- Gaspar	CEO- Muncrief	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average	CEO- Muncrief	CEO- Hager	Other NEO Average
Year End Fair Value- Awards Made During Year	$10,490	$0	$2,518	$7,657	$2,671	$7,265	$2,552	$13,005	$4,533	$18,136	$1,555	$5,130
Change in Fair Value- Awards Outstanding During Year	$798	$1,760	$469	$(4,077)	$(1,399)	$(7,388)	$(2,555)	$15,003	$4,105	$24,292	$17,015	$5,653
Change in Fair Value- Awards Vesting During Year	$(561)	$(1,371)	$(343)	$(1,513)	$(541)	$(2,524)	$(276)	$9,088	$1,997	$2,027	$11,040	$1,653
Total Change in Fair Value	$10,728	$390	$2,644	$2,067	$730	$(2,647)	$(279)	$37,096	$10,635	$44,455	$29,610	$12,436

Company Selected Measure Name	Cash Return on Capital Employed (CROCE)
Named Executive Officers, Footnote	4
The CEO for each year is as follows:

2025: Clay M. Gaspar, from March 1st to the end of the year; Richard E. Muncrief, from January 1st to February 28th. After February 28th, Mr. Muncrief assumed the position of Special Advisor until his retirement in April 2025.
2024, 2023, 2022: Richard E. Muncrief.
2021: Richard E. Muncrief, from January 7th to the end of the year; David A. Hager, from January 1st to 6th. After January 6th, Mr. Hager assumed the position of Executive Chair of the Board of Directors until his retirement in early 2023.

5
The other NEOs for each year are as follows:

2025: Dennis C. Cameron, Tana K. Cashion, David G. Harris, John D. Raines, and Jeffrey L. Ritenour.
2024, 2023, 2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
	2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.
Peer Group Issuers, Footnote	7
	The peer group for 2025, 2024, 2023, and 2022 was the SPDR S&P Oil & Gas Exploration & Production ETF (Symbol: XOP). The 2021 peer group was comprised of APA Corporation, ConocoPhillips, Continental Resources, Diamondback Energy, Inc., EOG Resources, Inc., Marathon Oil Corporation, Ovintiv, Inc., Pioneer Natural Resources Company, and the S&P Midcap 400 Index. Cimarex Energy Co. is excluded from this Cumulative TSR calculation due to its subsequent acquisition, and the S&P Midcap 400 is excluded due to incomparability on a market capitalized basis.
PEO Total Compensation Amount		$ 17,040	$ 14,883	$ 14,525
PEO Actually Paid Compensation Amount		6,709	814	41,216
Adjustment To PEO Compensation, Footnote
			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The Change in the Fair Value from Start to End of the Year for All Stock Awards Outstanding4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2025	CEO-Gaspar	$12,566	$9,634	$0	$10,728	$0	$13,660
	CEO-Muncrief	$857	$0	$0	$390	$0	$1,247
	Other NEO Average	$4,518	$2,312	$13	$2,644	$0	$4,837
2024	CEO	$17,040	$12,398	$0	$2,067	$0	$6,709
	Other NEO Average	$6,194	$4,324	$1	$730	$0	$2,599
2023	CEO	$14,883	$11,422	$0	$(2,647)	$0	$814
	Other NEO Average	$5,502	$4,012	$6	$(279)	$0	$1,204
2022	CEO	$14,525	$10,405	$0	$37,096	$0	$41,216
	Other NEO Average	$5,374	$3,717	$0	$10,635	$0	$12,292
2021	CEO-Muncrief	$11,915	$8,311	$0	$44,455	$0	$48,059
	CEO-Hager	$3,391	$712	$0	$29,610	$0	$32,289
	Other NEO Average	$4,596	$1,881	$0	$12,436	$0	$15,151
4
The process for determining the change in fair value under applicable financial accounting standards for stock-based compensation for this exhibit is substantially similar to that used for determining accounting value at the time of grant. For RSAs, the fair value is determined by multiplying the Fair Market Value of the underlying stock by the number of shares granted. For the interim calculations in this table, the product of the shares outstanding multiplied by the stock price at the beginning of the year (or at grant) is subtracted from the same calculation at the end of the year (or at vest). To determine grant value of PSUs, a Monte-Carlo simulation assimilating 10,000 potential outcomes is used. The Monte-Carlo simulation was rerun at the beginning and end of the year covered by this disclosure to create the interim valuations required. The table below reconciles the change in fair value of outstanding stock-based compensation awards for the period covered by this disclosure; amounts are shown in thousands. No awards were forfeited by NEOs during this period. Dividend equivalents earned on grants are included in the fair value of the awards and no other payments were made.

	2025			2024		2023		2022		2021
	CEO- Gaspar	CEO- Muncrief	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average	CEO- Muncrief	CEO- Hager	Other NEO Average
Year End Fair Value- Awards Made During Year	$10,490	$0	$2,518	$7,657	$2,671	$7,265	$2,552	$13,005	$4,533	$18,136	$1,555	$5,130
Change in Fair Value- Awards Outstanding During Year	$798	$1,760	$469	$(4,077)	$(1,399)	$(7,388)	$(2,555)	$15,003	$4,105	$24,292	$17,015	$5,653
Change in Fair Value- Awards Vesting During Year	$(561)	$(1,371)	$(343)	$(1,513)	$(541)	$(2,524)	$(276)	$9,088	$1,997	$2,027	$11,040	$1,653
Total Change in Fair Value	$10,728	$390	$2,644	$2,067	$730	$(2,647)	$(279)	$37,096	$10,635	$44,455	$29,610	$12,436

Non-PEO NEO Average Total Compensation Amount	$ 4,518	6,194	5,502	5,374	$ 4,596
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,837	2,599	1,204	12,292	15,151
Adjustment to Non-PEO NEO Compensation Footnote
			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The Change in the Fair Value from Start to End of the Year for All Stock Awards Outstanding4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2025	CEO-Gaspar	$12,566	$9,634	$0	$10,728	$0	$13,660
	CEO-Muncrief	$857	$0	$0	$390	$0	$1,247
	Other NEO Average	$4,518	$2,312	$13	$2,644	$0	$4,837
2024	CEO	$17,040	$12,398	$0	$2,067	$0	$6,709
	Other NEO Average	$6,194	$4,324	$1	$730	$0	$2,599
2023	CEO	$14,883	$11,422	$0	$(2,647)	$0	$814
	Other NEO Average	$5,502	$4,012	$6	$(279)	$0	$1,204
2022	CEO	$14,525	$10,405	$0	$37,096	$0	$41,216
	Other NEO Average	$5,374	$3,717	$0	$10,635	$0	$12,292
2021	CEO-Muncrief	$11,915	$8,311	$0	$44,455	$0	$48,059
	CEO-Hager	$3,391	$712	$0	$29,610	$0	$32,289
	Other NEO Average	$4,596	$1,881	$0	$12,436	$0	$15,151
4
The process for determining the change in fair value under applicable financial accounting standards for stock-based compensation for this exhibit is substantially similar to that used for determining accounting value at the time of grant. For RSAs, the fair value is determined by multiplying the Fair Market Value of the underlying stock by the number of shares granted. For the interim calculations in this table, the product of the shares outstanding multiplied by the stock price at the beginning of the year (or at grant) is subtracted from the same calculation at the end of the year (or at vest). To determine grant value of PSUs, a Monte-Carlo simulation assimilating 10,000 potential outcomes is used. The Monte-Carlo simulation was rerun at the beginning and end of the year covered by this disclosure to create the interim valuations required. The table below reconciles the change in fair value of outstanding stock-based compensation awards for the period covered by this disclosure; amounts are shown in thousands. No awards were forfeited by NEOs during this period. Dividend equivalents earned on grants are included in the fair value of the awards and no other payments were made.

	2025			2024		2023		2022		2021
	CEO- Gaspar	CEO- Muncrief	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average	CEO- Muncrief	CEO- Hager	Other NEO Average
Year End Fair Value- Awards Made During Year	$10,490	$0	$2,518	$7,657	$2,671	$7,265	$2,552	$13,005	$4,533	$18,136	$1,555	$5,130
Change in Fair Value- Awards Outstanding During Year	$798	$1,760	$469	$(4,077)	$(1,399)	$(7,388)	$(2,555)	$15,003	$4,105	$24,292	$17,015	$5,653
Change in Fair Value- Awards Vesting During Year	$(561)	$(1,371)	$(343)	$(1,513)	$(541)	$(2,524)	$(276)	$9,088	$1,997	$2,027	$11,040	$1,653
Total Change in Fair Value	$10,728	$390	$2,644	$2,067	$730	$(2,647)	$(279)	$37,096	$10,635	$44,455	$29,610	$12,436

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PvP Table 2: Other Measures Important in Linking Performance to “Compensation Actually Paid”
Other Important Measures1
Free Cash Flow (FCF)	Health & Safety	Environmental Performance	Total Oil & Gas Production	Total Capital Expenditures

1
These are the measures, in addition to CROCE, used to determine 2025 NEO annual cash incentive payments. For more information on performance, see section “Annual Cash Incentives” in this Proxy Statement and similar disclosures in prior Proxy Statements.

Total Shareholder Return Amount	$ 292	163	226	285	191
Peer Group Total Shareholder Return Amount	242	157	152	143	121
Net Income (Loss)	$ 2,642,000,000	$ 2,893,000,000	$ 3,739,000,000	$ 6,031,000,000.000	$ 2,808,000,000
Company Selected Measure Amount	31	36	42	62	39
PEO Name	Clay M. Gaspar
Cumulative Total Share Holder Return In Percenatge	192.00%	63.00%	126.00%	185.00%	91.00%
Peer Group Cumulative Total Share Holder Return	142.00%	57.00%	52.00%	43.00%	21.00%
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	9
	Cash Return on Capital Employed (CROCE) is an important financial measure used by the Company to link “compensation actually paid” to Company performance because of the importance of capital efficiency to successful operations in the oil and gas exploration and production industry. In Devon’s annual performance scorecard published in the “Annual Cash Incentives” section of this and prior Proxy Statements, CROCE was weighted as the joint-highest measure of performance on preset annual goals. The Company’s other important financial measures used to link “compensation actually paid” to Company performance are used to calculate Devon’s annual cash incentive and can be found on page 57.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow(FCF)
Measure:: 3
Pay vs Performance Disclosure
Name	Health &Safety
Measure:: 4
Pay vs Performance Disclosure
Name	EnvironmentalPerformance
Measure:: 5
Pay vs Performance Disclosure
Name	Total Oil & GasProduction
Measure:: 6
Pay vs Performance Disclosure
Name	Total CapitalExpenditures
Gaspar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,566
PEO Actually Paid Compensation Amount	13,660
Muncrief [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	857				$ 11,915
PEO Actually Paid Compensation Amount	1,247				48,059
Hager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,391
PEO Actually Paid Compensation Amount					32,289
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,398)	(11,422)	(10,405)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,067	(2,647)	37,096
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,657	7,265	13,005
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,077)	(7,388)	15,003
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,513)	(2,524)	9,088
PEO | Gaspar [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gaspar [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gaspar [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,634)
PEO | Gaspar [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,728
PEO | Gaspar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,490
PEO | Gaspar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798
PEO | Gaspar [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(561)
PEO | Muncrief [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0
PEO | Muncrief [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				0
PEO | Muncrief [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				(8,311)
PEO | Muncrief [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	390				44,455
PEO | Muncrief [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0				18,136
PEO | Muncrief [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,760				24,292
PEO | Muncrief [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,371)				2,027
PEO | Hager [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hager [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hager [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(712)
PEO | Hager [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					29,610
PEO | Hager [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,555
PEO | Hager [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,015
PEO | Hager [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,040
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13)	(1)	(6)	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,312)	(4,324)	(4,012)	(3,717)	(1,881)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,644	730	(279)	10,635	12,436
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,518	2,671	2,552	4,533	5,130
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	469	(1,399)	(2,555)	4,105	5,653
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (343)	$ (541)	$ (276)	$ 1,997	$ 1,653